LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE [Abstract]
LOSS PER SHARE
19.	LOSS PER SHARE

Basic and diluted loss per share for each of the periods presented is calculated as follows:

	Year ended December 31,
	2020 $	2021 $	2022 $

Numerator:
Net loss attributable to ordinary shareholders	(1,618,056)	(2,046,759)	(1,651,421)

Denominator:
Weighted-average number of shares outstanding – basic and diluted	477,264,888	532,705,796	558,119,948

Basic and diluted loss per share:	(3.39)	(3.84)	(2.96)

The following potential common shares were excluded from calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year ended December 31,
	2020	2021	2022

Share options	50,090,731	46,225,613	68,800,110
RSAs/RSUs	9,341,928	8,129,220	9,652,231
Convertible notes	37,370,919	23,349,154	21,635,690
	96,803,578	77,703,987	100,088,031

The denominator for diluted loss per share for the years ended December 31, 2020, 2021 and 2022 does not include any effect from the Capped Calls (Note 13) because it would be anti-dilutive. In the event of conversion of any or all of the 2024 Convertible Notes and 2025 Convertible Notes, the shares that would be delivered to the Company under the Capped Calls are designed to neutralize the dilutive effect of the shares that the Company would issue under the convertible notes.

During the years ended December 31, 2021 and 2022, respectively, the Company issued 12,000,000 and 7,000,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.